Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares authorized	8,225,000		8,225,000
Temporary equity, redemption price per share	$ 10.08		$ 10.03
Temporary equity, shares issued	400,000		400,000
Temporary equity, par value	$ 8.32		$ 8.27
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Common stock, shares outstanding	2,448,500	20,191,770	2,448,500	9,333,333
Common stock, shares issued	2,448,500		2,448,500
Common stock, shares subjected to redemption			400,000
Common stock, par value		$ 0		$ 0
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, forfeited	281,250